Short-Term Borrowings	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

As of September 30, 2020 and 2021, the borrowings consisted of the following:

	As of September 30,
	2020	2021
Short-term borrowings	$299,315	$310,395

On August 11, 2020, Yizhiying entered into a non-revolving loan facility of RMB2,000,000 ($294,568) with Bank of Jiangsu with annual interest rate of 4.35% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer and a significant shareholder of the Company. On August 12, 2021, Yizhiying entered into a new non-revolving loan facility of RMB2,000,000 ($310,395) with the same contract term of the expired loan facility.

For the fiscal years ended September 30, 2019, 2020 and 2021, the Company recorded interest expenses of $19,180, $21,686, and $12,107, respectively.